SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Employees and directors share-based payments	$ 1,354,663	$ 820,400	$ 1,360,000
Shares issued for services		136,000	204,000
Total share based payments expenses	$ 1,354,663	$ 956,400	$ 1,564,000